Income Opportunities Fund	July 31, 2025

Schedule of Investments (Unaudited)
(in thousands, except share data)
Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 66.50%

Aerospace & Defense - 0.13%
Vertex Aerospace Services LLC	TL 1L B 12/21	SOFR + 2.25%	12/6/2030	USD	661	$662

Alternative Carriers - 2.81%
Level 3 Financing Inc	TL 1L B 03/25	SOFR + 4.25%	3/29/2032	USD	5,536	5,593
Lumen Technologies Inc	TL 1L B2 03/24	SOFR + 2.35%	4/15/2030	USD	3,304	3,290
Zayo Group LLC	TL 1L B 03/20	SOFR + 3.00%	3/9/2027	USD	6,116	5,920	(a)

Application Software - 7.76%
Cision Ltd	TL 1L 04/25	1.00% PIK, SOFR + 5.00%	4/29/2030	USD	1,387	1,404	(d)
Ellucian Inc	TL 2L 11/24	SOFR + 4.75%	11/22/2032	USD	1,109	1,141
Envestnet Inc	TL 1L B 09/24	SOFR + 3.00%	11/25/2031	USD	4,546	4,560
Misys Ltd	TL 1L B 07/25 USD	SOFR + 4.00%	7/30/2032	USD	6,751	6,726
Qlik Technologies Inc	TL 1L 11/24	SOFR + 3.25%	10/26/2030	USD	1,251	1,256
Qualtrics International Inc	TL 1L B2 02/25	SOFR + 2.25%	6/28/2030	USD	538	538
Solera LLC	TL 2L 06/21 PIK Toggle	SOFR + 9.00%	6/4/2029	USD	11,527	11,527	(b) (d)
TIBCO Software Inc	TL 1L B1 11/24	SOFR + 3.50%	3/29/2029	USD	10,056	10,085
TIBCO Software Inc	TL 1L B2 10/24	SOFR + 3.75%	3/21/2031	USD	3,664	3,681

Automotive Parts & Equipment - 4.07%
Belron Finance Ltd	TL 1L B 09/24	SOFR + 2.75%	10/16/2031	USD	538	541
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR + 4.25%	3/5/2027	USD	12,559	12,282	(a)
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	10,705	8,655

Broadcasting - 2.52%
NEP Broadcasting LLC	TL 1L B 12/23	1.50% PIK, EURIBOR + 3.50%	8/19/2026	EUR	8,283	8,759	(d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E)	1.50% PIK, SOFR + 3.25%	8/19/2026	USD	486	462	(d)
NEP Broadcasting LLC	TL 2L 09/18		10/19/2026	USD	7,495	4,094	(e)

Broadline Retail - 0.07%
AutoScout24 GmbH	TL 1L B 10/24	EURIBOR + 3.50%	12/10/2031	EUR	311	357

Building Products - 3.52%
DiversiTech Holdings Inc	TL 1L B 12/21	SOFR + 3.50%	12/22/2028	USD	1,889	1,899
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.75%	12/21/2029	USD	1,381	1,403
Foundation Building Materials LLC	TL 1L B3 04/25	SOFR + 5.25%	1/29/2031	USD	1,651	1,619
Hunter Douglas Inc	TL 1L B1 01/25	SOFR + 3.25%	1/17/2032	USD	4,040	4,047
MI Windows and Doors Inc	TL 1L B2 03/24	SOFR + 2.75%	3/28/2031	USD	3,984	3,994
Oldcastle Buildingenvelope Inc	TL 1L B 04/22	SOFR + 4.25%	4/29/2029	USD	4,038	3,688
PrimeSource Building Products Inc	TL 1L B 01/21	SOFR + 3.25%	12/28/2027	USD	1,939	1,915

Cable & Satellite - 1.37%
Astound Broadband (RCN/Radiate)	TL 1L 06/25	1.50% PIK, EURIBOR + 3.50%	9/25/2029	USD	7,378	6,407	(d)
Virgin Media Inc	TL 1L 09/19	SOFR + 2.50%	1/31/2028	USD	804	796

Casinos & Gaming - 0.07%
Entain PLC	TL 1L B3 07/21	SOFR + 2.75%	10/31/2029	USD	387	388

Commercial Printing - 1.90%
Multi-Color Corp	TL 1L B 10/21	EURIBOR + 5.00%	10/30/2028	EUR	10,124	10,027

Commodity Chemicals - 0.52%
Ineos Quattro Holdings Ltd	TL 1L B 01/20	EURIBOR + 2.00%	1/29/2027	EUR	563	628
SI Group Inc	TL 1L B-1A 09/24	0.75% PIK, SOFR + 4.75%	10/16/2028	USD	1,765	653	(d) (e)
SI Group Inc	TL 1L B-1B 09/24	0.75% PIK, SOFR + 4.75%	10/16/2028	USD	3,952	1,462	(d)

Construction & Engineering - 0.75%
Azuria Water Solutions Inc	TL 1L 01/25	SOFR + 3.00%	5/17/2028	USD	3,952	3,972

Construction Machinery & Heavy Transportation Equipment - 1.01%
Accuride Corp	TL 1L 03/25	3.00% PIK, SOFR + 1.50%	3/7/2030	USD	2,305	5,353	(a) (b) (d)

Construction Materials - 0.78%
BME Group Holding BV	TL 1L B2 09/23	EURIBOR + 4.75%	12/31/2029	EUR	3,034	3,113
Quimper AB	TL 1L B 11/24	EURIBOR + 3.75%	3/29/2030	EUR	857	984	(a)

Data Processing & Outsourced Services - 0.49%
West Corp	TL 1L B3 01/23		4/10/2027	USD	4,801	2,600	(e)

Diversified Chemicals - 0.29%
Hexion International Cooperatief UA	TL 1L 12/24	SOFR + 4.00%	3/15/2029	USD	1,536	1,534

Diversified Metals & Mining - 0.39%
Foresight Energy LLC	TL 1L A 06/20	SOFR + 8.00%	6/30/2027	USD	2,104	2,076	(a) (b)

Diversified Support Services - 0.17%
Legence Holdings LLC (aka Therma)	TL 1L 01/25	SOFR + 3.25%	12/18/2028	USD	918	922

Education Services - 0.26%
IU Finance Management GmbH	TL 1L B 11/24	EURIBOR + 3.75%	12/8/2031	EUR	1,215	1,390

Environmental & Facilities Services - 2.22%
Brock Group LLC/The	TL 1L B 04/24	SOFR + 5.75%	5/2/2030	USD	7,895	7,678	(a)
Filtration Group Corp	TL 1L B 01/25	SOFR + 3.00%	10/21/2028	USD	3,994	4,008

Financial Exchanges & Data - 0.10%
IntraFi Network LLC	TL 1L B 01/25	SOFR + 3.50%	7/31/2031	USD	543	545	(a)

Health Care Equipment - 1.53%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR + 5.50%	6/1/2026	USD	7,917	6,825	(a) (b) (d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 PIK	9.00% PIK, SOFR + 1.00%	6/1/2026	USD	1,201	1,222	(a) (b) (d)

Health Care Facilities - 0.53%
Independent Vetcare Ltd	TL 1L B11 01/24	EURIBOR + 4.00%	12/12/2028	EUR	375	431
LifePoint Hospitals Inc	TL 1L B 09/24	SOFR + 3.75%	5/17/2031	USD	285	285
Mehilainen Oy	TL 1L 06/25	EURIBOR + 3.50%	8/5/2031	EUR	1,237	1,418
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	1,685	672	(a)

Health Care Services - 0.79%
Affidea BV	TL 1L B 01/25	EURIBOR + 3.75%	7/2/2029	EUR	1,190	1,365
CHG Healthcare Services Inc	TL 1L B1 12/24	SOFR + 3.00%	9/29/2028	USD	900	900
Inizio Group Ltd	TL 1L B 08/21	EURIBOR + 4.00%	8/19/2028	EUR	758	840
Sotera Health Holdings LLC	TL 1L 05/24	SOFR + 3.25%	5/30/2031	USD	543	545
Southern Veterinary Partners LLC	TL 1L B 07/25	SOFR + 2.50%	12/4/2031	USD	541	541

Health Care Technology - 2.30%
Milano Acquisition Corp	TL 1L 08/20	SOFR + 4.00%	10/1/2027	USD	11,747	11,604
Zelis Healthcare Corp	TL 1L B 01/24	SOFR + 2.75%	9/28/2029	USD	543	542

Hotels, Resorts & Cruise Lines - 0.14%
Travel + Leisure Co	TL 1L B 12/24	SOFR + 2.50%	12/14/2029	USD	758	761

Human Resource & Employment Services - 0.40%
SIRVA Worldwide Inc	TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	302	302	(a) (b)
SIRVA Worldwide Inc	TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,319	1,319	(a) (b) (d)
SIRVA Worldwide Inc	TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	749	474	(a) (b) (h)

Industrial Machinery & Supplies & Components - 2.04%
CPM Holdings Inc	TL 1L 09/23	SOFR + 4.50%	9/28/2028	USD	1,835	1,808
Dexko Global Inc	TL 1L 10/21	EURIBOR + 4.00%	10/4/2028	EUR	3,744	4,085
Dexko Global Inc	TL 1L B 09/21	SOFR + 3.75%	10/4/2028	USD	1,298	1,240
Dexko Global Inc	TL 1L B 09/21	EURIBOR + 4.00%	10/4/2028	EUR	2,585	2,820
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	290	291
ProMach Group Inc	TL 1L B 02/25	SOFR + 2.75%	8/31/2028	USD	538	540

Insurance Brokers - 0.45%
Ardonagh Group Ltd/The	TL 1L 01/25	EURIBOR + 3.63%	2/18/2031	EUR	955	1,096
Howden Group Holdings Ltd	TL 1L 11/24	EURIBOR + 3.50%	2/15/2031	EUR	1,094	1,256

Interactive Media & Services - 3.11%
Twitter Inc	TL 1L 02/25	9.50%	10/26/2029	USD	12,536	12,180
Twitter Inc	TL 1L B1 10/22	SOFR + 6.50%	10/26/2029	USD	4,304	4,202

Internet Services & Infrastructure - 0.30%
team.blue Finco SARL	TL 1L 06/24	EURIBOR + 3.45%	9/28/2029	EUR	1,403	1,605

IT Consulting & Other Services - 1.31%
Sabre Inc	TL 1L B1 06/21	SOFR + 3.50%	12/17/2027	USD	2,010	2,005
Sabre Inc	TL 1L B1 11/24	SOFR + 6.00%	11/15/2029	USD	3,546	3,550
Sabre Inc	TL 1L B2 06/21	SOFR + 3.50%	12/17/2027	USD	1,335	1,332
Sabre Inc	TL 1L B2 11/24	SOFR + 6.00%	11/15/2029	USD	29	28

Leisure Facilities - 1.57%
Aimbridge Acquisition Co Inc	TL 1L 02/25 (First Out)	SOFR + 5.50%	3/11/2030	USD	1,715	1,715	(b)
Aimbridge Acquisition Co Inc	TL 1L 02/25 (Second Out)	6.00% PIK, SOFR + 1.50%	3/11/2030	USD	1,145	1,145	(b) (d)
World Choice Investments LLC	TL 1L B 07/24	SOFR + 4.75%	8/16/2031	USD	5,377	5,402

Leisure Products - 2.50%
Camping World Good Sam	TL 1L B 05/21	SOFR + 2.50%	6/3/2028	USD	11,409	11,264
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR + 3.00%	3/15/2030	USD	1,966	1,945

Life Sciences Tools & Services - 0.13%
Clinigen Ltd	TL 1L B 01/25	EURIBOR + 3.75%	4/19/2029	EUR	592	677

Oil & Gas Equipment & Services - 0.63%
WaterBridge NDB Operating LLC	TL 1L B 04/24	SOFR + 4.00%	5/10/2029	USD	3,295	3,309

Oil & Gas Storage & Transportation - 1.65%
Brazos Midstream Holdings LLC	TL 1L B 02/25	SOFR + 3.00%	2/11/2030	USD	1,030	1,033
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 01/24	SOFR + 3.75%	2/3/2031	USD	1,211	1,214
UGI Energy Services LLC	TL 1L B 06/24	SOFR + 2.50%	2/22/2030	USD	924	930
WaterBridge Midstream Operating LLC	TL 1L B 06/24	SOFR + 4.75%	6/27/2029	USD	5,496	5,514

Other Specialty Retail - 1.09%
Harbor Freight Tools USA Inc	TL 1L B 05/24	SOFR + 2.25%	6/11/2031	USD	5,848	5,730

Packaged Foods & Meats - 0.35%
Valeo Foods Group Ltd	TL 1L 05/21	EURIBOR + 4.00%	9/29/2028	EUR	1,609	1,845

Pharmaceuticals - 0.81%
Antigua Bidco Ltd	TL 1L B3 05/24	EURIBOR + 4.25%	2/28/2030	EUR	1,244	1,116
Dechra Pharmaceuticals Ltd	TL 1L B 12/24	EURIBOR + 3.50%	1/27/2032	EUR	1,072	1,233
Opella Healthcare LLC	TL 1L B 03/25	EURIBOR + 3.50%	3/31/2032	EUR	1,664	1,911

Publishing - 0.28%
Emerald Expositions Holding Inc	TL 1L B 01/25	SOFR + 3.75%	1/30/2032	USD	1,475	1,488

Research & Consulting Services - 2.28%
Kroll	TL 1L B 02/20	EURIBOR + 4.00%	4/9/2027	EUR	2,152	2,437
Kroll	TL 1L B 03/20	SOFR + 3.75%	4/9/2027	USD	9,657	9,587

Soft Drinks & Non-alcoholic Beverages - 0.81%
Primo Brands Corp	TL 1L B 01/25	SOFR + 2.25%	3/31/2028	USD	4,283	4,298

Specialized Finance - 0.12%
Alter Domus Sarl	TL 1L B 05/24	SOFR + 3.00%	10/30/2031	USD	646	650
Alter Domus Sarl	TL 1L DD 05/24	SOFR + 3.50%	10/30/2031	USD	48	-	(h)

Specialty Chemicals - 3.10%
Champion/DSM engg	TL 1L B1 03/23	SOFR + 5.50%	3/29/2030	USD	5,089	4,839
Flint Group GmbH	TL 2L B 09/23 PIK	6.90% PIK, EURIBOR + 0.10%	12/31/2027	EUR	355	29	(d)
Solenis International LP	TL 1L B 05/24	EURIBOR + 3.75%	6/20/2031	EUR	493	566
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR + 4.75%	10/26/2026	USD	11,192	10,912	(a)

Systems Software - 3.00%
Precisely Software Inc	TL 1L B 10/21	SOFR + 4.00%	4/24/2028	USD	5,025	4,879
Precisely Software Inc	TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	7,905	7,431
SolarWinds Holdings Inc	TL 1L 03/25	SOFR + 4.00%	4/16/2032	USD	3,549	3,513

Trading Companies & Distributors - 4.07%
FleetPride Corporation	TL 1L B 09/23	SOFR + 4.50%	9/29/2028	USD	16,106	15,320
FleetPride Corporation	TL 2L 01/19	SOFR + 8.75%	2/4/2027	USD	2,156	2,100
White Cap Construction Supply Inc	TL 1L B 06/24	SOFR + 3.25%	10/19/2029	USD	4,034	4,033
TOTAL LEVERAGED LOANS (Amortized cost $356,175)						$350,783

High Yield Securities - 59.28%

Alternative Carriers - 3.91%
iliad SA	8.500% 04/2031		4/15/2031	USD	3,446	$3,699	(f)
Level 3 Financing Inc	10.000% 10/2032		10/15/2032	USD	2,817	2,837	(f)
Level 3 Financing Inc	3.875% 10/2030		10/15/2030	USD	4,243	3,660	(f)
Level 3 Financing Inc	4.000% 04/2031		4/15/2031	USD	5,268	4,557	(f)
Level 3 Financing Inc	4.500% 04/2030		4/1/2030	USD	2,083	1,886	(f)
Zayo Group LLC	4.000% 03/2027		3/1/2027	USD	4,167	3,968	(a) (f)

Application Software - 2.17%
Cision Ltd	10.000% 06/2031		6/30/2031	USD	5,869	1,614	(f)
Dye & Durham Ltd	8.625% 04/2029		4/15/2029	USD	6,387	6,661	(f)
TIBCO Software Inc	8.250% 06/2032		6/30/2032	USD	982	1,046	(f)
TIBCO Software Inc	9.000% 09/2029		9/30/2029	USD	2,044	2,117	(f)

Asset Management & Custody Banks - 1.07%
Hightower Holding LLC	9.125% 01/2030		1/31/2030	USD	2,064	2,204	(f)
True Potential Group Ltd	8.000% 07/2031		7/15/2031	GBP	2,555	3,445	(f)

Automotive Parts & Equipment - 0.85%
Adient Global Holdings Ltd	7.500% 02/2033		2/15/2033	USD	1,870	1,908	(f)
Garrett Motion Inc	7.750% 05/2032		5/31/2032	USD	650	675	(f)
LCI Industries	3.000% 03/2030		3/1/2030	USD	138	143	(f)
Truck Hero Inc	6.250% 02/2029		2/1/2029	USD	2,535	1,744	(f)

Automotive Retail - 1.42%
Mavis Discount Tire Inc	6.500% 05/2029		5/15/2029	USD	7,590	7,506	(f)

Biotechnology - 0.27%
Immunocore Holdings PLC	2.500% 02/2030		2/1/2030	USD	1,643	1,441

Broadline Retail - 0.21%
Bubbles Bidco SPA	4.250% 09/2031		9/30/2031	EUR	976	1,128	(f)

Building Products - 2.37%
Oldcastle Buildingenvelope Inc	9.500% 04/2030		4/15/2030	USD	6,928	5,266	(f)
PrimeSource Building Products Inc	5.625% 02/2029		2/1/2029	USD	4,654	4,020	(f)
PrimeSource Building Products Inc	6.750% 08/2029		8/1/2029	USD	3,680	3,224	(f)

Cable & Satellite - 5.43%
Block Communications Inc	4.875% 03/2028		3/1/2028	USD	7,356	6,922	(f)
Cable One Inc	0.000% 03/2026		3/15/2026	USD	6,731	6,442	(c)
Cable One Inc	4.000% 11/2030		11/15/2030	USD	3,983	3,071	(f)
Cablevision Lightpath LLC	5.625% 09/2028		9/15/2028	USD	7,916	7,897	(f)
CSC Holdings LLC (Altice USA)	11.750% 01/2029		1/31/2029	USD	608	569	(f)
CSC Holdings LLC (Altice USA)	4.125% 12/2030		12/1/2030	USD	5,589	3,763	(f)

Casinos & Gaming - 1.06%
Allwyn International AS	7.250% 04/2030		4/30/2030	EUR	997	1,206	(f)
Cirsa Funding Luxembourg SA	8.625% 05/2030		5/15/2030	EUR	1,907	2,291	(f)
Great Canadian Gaming Corp	8.750% 11/2029		11/15/2029	USD	2,121	2,078	(f)

Commercial Printing - 0.57%
Multi-Color Corp	10.500% 07/2027		7/15/2027	USD	1,915	1,807	(f)
Multi-Color Corp	9.500% 11/2028		11/1/2028	USD	1,302	1,217	(f)

Commodity Chemicals - 0.07%
Mativ Holdings Inc	8.000% 10/2029		10/1/2029	USD	384	347	(f)

Construction & Engineering - 2.08%
Brand Energy & Infrastructure Services Inc	10.375% 08/2030		8/1/2030	USD	3,856	3,505	(f)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028		9/1/2028	USD	7,051	7,480	(f)

Diversified Banks - 0.09%
Lloyds Banking Group PLC	5.590% 11/2035		11/26/2035	USD	444	453

Diversified Chemicals - 2.31%
Chemours Co/The	4.625% 11/2029		11/15/2029	USD	4,490	3,807	(f)
Chemours Co/The	5.375% 05/2027		5/15/2027	USD	31	30
Chemours Co/The	5.750% 11/2028		11/15/2028	USD	3,810	3,502	(f)
Chemours Co/The	8.000% 01/2033		1/15/2033	USD	3,973	3,699	(f)
Fire BC SpA	10.000% 02/2028		2/6/2028	EUR	933	1,125	(f)

Diversified Support Services - 1.58%
Allied Universal Holdco LLC	6.000% 06/2029		6/1/2029	USD	4,479	4,363	(f)
Garda World Security Corp	8.250% 08/2032		8/1/2032	USD	1,961	2,024	(f)
Garda World Security Corp	8.375% 10/2032		11/15/2032	USD	1,874	1,932	(f)

Electronic Components - 2.78%
CommScope Inc	5.000% 03/2027		3/15/2027	USD	12,084	11,844
CommScope Inc	7.125% 07/2028		7/1/2028	USD	2,826	2,799	(f)
CommScope Inc	8.250% 03/2027		3/1/2027	USD	14	14	(f)

Footwear - 1.29%
Skechers USA Inc	10.750% 07/2033 SUN PIK		7/15/2033	USD	5,298	5,537	(d) (f)
Skechers USA Inc	5.250% 07/2032		7/15/2032	EUR	1,080	1,255	(f)

Health Care Facilities - 0.96%
CHS/Community Health Systems, Inc.	9.500% 01/2034		1/15/2034	USD	5,023	5,061	(f)

Health Care Technology - 0.00%
Teladoc Health Inc	1.250% 06/2027		6/1/2027	USD	3	3

Hotels, Resorts & Cruise Lines - 4.09%
NCL Corp Ltd	0.875% 04/2030		4/15/2030	USD	5,602	6,855	(f)
NCL Corp Ltd	1.125% 02/2027		2/15/2027	USD	13,961	14,694

Household Products - 0.06%
Energizer Holdings Inc	6.500% 12/2027		12/31/2027	USD	313	318	(f)

Industrial Machinery & Supplies & Components - 3.02%
SPX FLOW Inc	8.750% 04/2030		4/1/2030	USD	15,391	15,910	(f)

Insurance Brokers - 0.97%
Ardonagh Group Ltd/The	6.875% 02/2031		2/15/2031	EUR	4,315	5,134	(f)

Integrated Oil & Gas - 0.05%
Eni SpA	5.950% 05/2054		5/15/2054	USD	289	279	(a) (f)

Integrated Telecommunication Services - 1.12%
Numericable-SFR	5.125% 01/2029		1/15/2029	USD	2,000	1,726	(f)
Numericable-SFR	5.125% 07/2029		7/15/2029	USD	2,625	2,280	(f)
Numericable-SFR	8.125% 02/2027		2/1/2027	USD	2,046	1,898	(f)

IT Consulting & Other Services - 2.73%
Centurion Bidco SpA	8.625% 02/2030		2/15/2030	EUR	1,822	2,255	(f)
Sabre Inc	10.750% 11/2029		11/15/2029	USD	5,829	6,026	(f)
Sabre Inc	11.125% 07/2030		7/15/2030	USD	4,081	4,307	(f)
Sabre Inc	7.320% 08/2026		8/1/2026	USD	1,451	1,591
Sabre Inc	8.625% 06/2027		6/1/2027	USD	219	223	(f)

Leisure Facilities - 4.25%
Merlin Entertainments PLC	4.500% 11/2027		11/15/2027	EUR	11,922	12,891	(f)
Merlin Entertainments PLC	6.625% 11/2027		11/15/2027	USD	9,941	9,440	(f)
Merlin Entertainments PLC	7.375% 06/2030		6/15/2030	EUR	78	84	(f)

Marine Ports & Services - 0.29%
Direct ChassisLink Inc	7.750% 11/2029		11/15/2029	USD	1,493	1,525	(f)

Oil & Gas Equipment & Services - 0.12%
Archrock Partners LP / Archrock Partners Finance Corp	6.875% 04/2027		4/1/2027	USD	148	148	(f)
Aris Water (fka Solaris Midstream Holdings LLC)	7.250% 04/2030		4/1/2030	USD	456	468	(f)

Oil & Gas Exploration & Production - 1.65%
Encino Acquisition Partners Holdings LLC	8.500% 05/2028		5/1/2028	USD	1,475	1,506	(f)
Northern Oil & Gas Inc	8.125% 03/2028		3/1/2028	USD	1,860	1,880	(f)
Northern Oil & Gas Inc	8.750% 06/2031		6/15/2031	USD	283	291	(f)
Sitio Royalties Corp	7.875% 11/2028		11/1/2028	USD	1,740	1,817	(f)
SM Energy Co	7.000% 08/2032		8/1/2032	USD	1,565	1,551	(f)
Talos Production Inc	9.375% 02/2031		2/1/2031	USD	1,623	1,657	(f)

Oil & Gas Storage & Transportation - 1.79%
Genesis Energy	8.875% 04/2030		4/15/2030	USD	1,420	1,504
Global Partners LP / GLP Finance Corp	8.250% 01/2032		1/15/2032	USD	297	312	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029		2/15/2029	USD	2,978	2,950	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032		2/15/2032	USD	3,763	3,684	(f)
TransMontaigne Partners LLC	8.500% 06/2030		6/15/2030	USD	927	970	(f)

Packaged Foods & Meats - 0.21%
Chobani LLC	9.500% 10/2029 PIK		10/1/2029	USD	1,025	1,102	(d) (f)

Paper & Plastic Packaging Products & Materials - 0.84%
Novolex Holdings LLC	8.750% 04/2030		4/15/2030	USD	4,320	4,413	(f)

Paper Products - 0.54%
Fiber Bidco Spa	10.750% 06/2029 SUN		6/15/2029	EUR	2,626	2,744	(d) (f) (e)
Fiber Bidco Spa	6.125% 06/2031		6/15/2031	EUR	106	118	(f)

Passenger Airlines - 2.42%
JetBlue Airways Corp	0.500% 04/2026		4/1/2026	USD	12,817	12,400	(f)
United Continental Holdings Inc	4.600% 03/2026		3/1/2026	USD	355	351

Real Estate Services - 2.07%
Anywhere Real Estate Group LLC	7.000% 04/2030		4/15/2030	USD	2,727	2,614	(f)
Anywhere Real Estate Group LLC	9.750% 04/2030		4/15/2030	USD	6,482	6,756	(f)
Emeria Europe SAS	7.750% 03/2028		3/31/2028	EUR	1,473	1,549

Research & Consulting Services - 0.20%
Amentum Holdings Inc	7.250% 08/2032		8/1/2032	USD	1,011	1,047	(f)

Restaurants - 2.19%
Golden Nugget Inc.	6.750% 07/2030		1/15/2030	USD	12,270	11,554	(f)

Specialty Chemicals - 0.21%
Solenis International LP	9.625% 11/2028		11/15/2028	EUR	916	1,103	(f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $310,026)						$312,717

Asset Backed Securities - 14.56%

Specialized Finance - 14.56%
Accunia European CLO IV DAC	ACCUN 4A E	EURIBOR + 5.67%	4/20/2033	EUR	518	$577	(b)
AGL CLO 5 Ltd	AGL 2020-5A ERR	SOFR + 6.09%	7/20/2034	USD	165	165	(b)
AMMC CLO 26 Ltd	AMMC 2023-26A ER	SOFR + 6.50%	4/15/2036	USD	447	452	(b)
Anchorage Capital Clo 20 Ltd	ANCHC 2021-20A ER	SOFR + 7.00%	1/20/2035	USD	250	249	(b)
Anchorage Capital CLO 21 Ltd	ANCHC 2021-21A ER	SOFR + 6.25%	10/20/2034	USD	745	753	(b)
Anchorage Capital CLO 26 Ltd	ANCHC 2023-26A ER	SOFR + 6.25%	3/19/2038	USD	651	654	(b)
Anchorage Capital CLO 6 Ltd	ANCHC 2015-6A ER3	SOFR + 7.29%	4/22/2034	USD	329	333	(b)
Apidos CLO XI	APID 2012-11A ER4	SOFR + 6.00%	4/17/2034	USD	1,852	1,866	(b)
Apidos CLO XXIII	APID 2015-23A ERR	SOFR + 5.20%	4/15/2033	USD	481	484	(b)
Arbour CLO V DAC	ARBR 5A ER	EURIBOR + 5.80%	6/15/2038	EUR	508	586	(b)
Ares LXII CLO Ltd	ARES 2021-62A E	SOFR + 6.76%	1/25/2034	USD	387	387	(b)
Ares XXVII CLO Ltd	ARES 2013-2A ER3	SOFR + 6.75%	10/28/2034	USD	1,088	1,096	(b)
Ares XXXIX CLO Ltd	ARES 2016-39A ER3	SOFR + 6.75%	7/18/2037	USD	1,386	1,402	(b)
Aurium CLO XII DAC	ACLO 12A E	EURIBOR + 6.00%	10/17/2037	EUR	496	575	(b)
Bain Capital Credit Clo 2019-3 Ltd	BCC 2019-3A ERR	SOFR + 6.85%	10/21/2034	USD	283	279	(b)
Bain Capital Credit CLO 2020-1 Ltd	BCC 2020-1A ERR	SOFR + 6.25%	4/18/2033	USD	311	311	(b)
Bain Capital Credit CLO 2023-1 Ltd	BCC 2023-1A ER	SOFR + 6.25%	7/16/2038	USD	820	826	(b)
Bain Capital Euro CLO 2023-1 DAC	BCCE 2023-1A ER	EURIBOR + 6.00%	1/25/2038	EUR	633	736	(b)
Balboa Bay Loan Funding 2021-1 Ltd	BOBA 2021-1A E	SOFR + 6.42%	7/20/2034	USD	945	943	(b)
Ballyrock CLO 19 Ltd	BALLY 2022-19A D	SOFR + 7.11%	4/20/2035	USD	182	181	(b)
Barings CLO Ltd 2022-I	BABSN 2022-1A E	SOFR + 7.00%	4/15/2035	USD	443	432	(b)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	323	329	(b)
BlueMountain CLO XXVI Ltd	BLUEM 2019-26A ER	SOFR + 7.39%	10/20/2034	USD	430	429	(b)
BlueMountain CLO XXVIII Ltd	BLUEM 2021-28A ER	SOFR + 7.10%	3/31/2038	USD	657	661	(b)
BlueMountain CLO XXXII Ltd	BLUEM 2021-32A ER	SOFR + 6.60%	10/15/2034	USD	514	504	(b)
BlueMountain CLO XXXIV Ltd	BLUEM 2022-34A E	SOFR + 7.55%	4/20/2035	USD	1,150	1,146	(b)
Brant Point CLO 2023-1 Ltd	BRTPT 2023-1A ER	SOFR + 7.10%	7/26/2038	USD	397	397	(b)
Capital Four CLO VII DAC	CFOUR 7A F	EURIBOR + 8.22%	4/25/2037	EUR	1,047	1,213	(b)
Carlyle Euro CLO 2021-1 DAC	CGMSE 2021-1A D	EURIBOR + 6.12%	1/15/2034	EUR	519	588	(b)
CARLYLE US CLO 2021-4 LTD	CGMS 2021-4A E	SOFR + 6.60%	4/20/2034	USD	631	636	(b)
Carlyle US CLO 2021-9 Ltd	CGMS 2021-9A ER	SOFR + 6.40%	10/20/2034	USD	1,047	1,053	(b)
Carlyle US CLO 2024-2 Ltd	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	395	400	(b)
Carval Clo XII-C Ltd	CARVL 2025-1A E	SOFR + 5.90%	7/20/2038	USD	892	899	(b)
CBAMR 2017-4 Ltd	CBAMR 2017-4A ER	SOFR + 6.00%	3/31/2038	USD	587	570	(b)
Cedar Funding XVIII CLO Ltd	CEDF 2024-18A E	SOFR + 6.65%	4/23/2037	USD	532	541	(b)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	350	404	(b)
CVC Cordatus Loan Fund XXXI DAC	CORDA 31A E	EURIBOR + 6.64%	6/15/2037	EUR	402	471	(b)
CVC Cordatus Loan Fund XXXII DAC	CORDA 32A E	EURIBOR + 5.96%	9/15/2038	EUR	790	915	(b)
Dryden 113 CLO Ltd	DRSLF 2022-113A ER2	SOFR + 7.40%	10/15/2037	USD	674	679	(b)
Dryden 87 CLO Ltd	DRSLF 2021-87A E	SOFR + 6.41%	5/20/2034	USD	745	744	(b)
Dryden 87 CLO Ltd	DRSLF 2021-87A ER	SOFR + 6.35%	8/20/2038	USD	792	792	(b)
Elmwood CLO 23 Ltd	ELM23 2023-2A ER	SOFR + 5.90%	4/16/2036	USD	185	184	(b)
Fernhill Park CLO DAC	FRNPK 1A E	EURIBOR + 6.68%	4/15/2037	EUR	301	351	(b)
Galaxy 33 CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	376	381	(b)
Galaxy XXII CLO Ltd	GALXY 2016-22A ERRR	SOFR + 6.75%	4/16/2034	USD	319	321	(b)
Galaxy XXV CLO Ltd	GALXY 2018-25A ER	SOFR + 6.50%	4/25/2036	USD	465	469	(b)
Generate CLO 12 Ltd	GNRT 2023-12A ER	SOFR + 6.40%	7/20/2038	USD	445	445	(b)
Generate CLO Ltd	GNRT 2024-15A E	SOFR + 6.70%	7/20/2037	USD	388	394	(b)
Harvest Clo Xxxvi DAC	HARVT 36A E	EURIBOR + 5.70%	7/15/2038	EUR	948	1,082	(b)
HPS Loan Management 10-2016 Ltd	HLM 10A-16 DR3	SOFR + 6.45%	4/20/2034	USD	724	729	(b)
Jamestown CLO XIV Ltd	JTWN 2019-14A DRR	SOFR + 5.65%	10/20/2034	USD	1,020	1,018	(b)
Jamestown CLO XVI Ltd	JTWN 2021-16A ER	SOFR + 6.95%	7/25/2034	USD	541	544	(b)
Madison Park Funding LXIII Ltd	MDPK 2023-63A ER	SOFR + 6.00%	7/21/2038	USD	434	436	(b)
Madison Park Funding XLIX Ltd	MDPK 2021-49A ER	SOFR + 4.60%	10/19/2034	USD	1,460	1,439	(b)
Madison Park Funding XLVI Ltd	MDPK 2020-46A ERR	SOFR + 5.25%	10/15/2034	USD	1,002	990	(b)
Madison Park Funding XXI Ltd	MDPK 2016-21A DRR	SOFR + 7.76%	10/15/2032	USD	2,252	2,274	(b)
Madison Park Funding XXXVI Ltd	MDPK 2019-36A ERR	SOFR + 5.60%	4/15/2035	USD	563	562	(b)
Magnetite XXXI Ltd	MAGNE 2021-31A E	SOFR + 6.00%	7/15/2034	USD	1,500	1,513	(b)
Marble Point CLO XVI Ltd	MP16 2019-2A ER	SOFR + 7.27%	11/16/2034	USD	684	677	(b)
Neuberger Berman Loan Advisers CLO 35 Ltd	NEUB 2019-35A ER	SOFR + 5.95%	1/19/2033	USD	556	556	(b)
Neuberger Berman Loan Advisers Clo 42 Ltd	NEUB 2021-42A ER	SOFR + 4.60%	7/16/2036	USD	291	290	(b)
Neuberger Berman Loan Advisers CLO 45 Ltd	NEUB 2021-45A ER	SOFR + 4.85%	10/14/2036	USD	1,245	1,237	(b)
Neuberger Berman Loan Advisers Euro CLO 3 DAC	NEUBE 2022-3A F	EURIBOR + 8.87%	10/25/2034	EUR	948	1,089	(b)
Neuberger Berman Loan Advisers Euro CLO 5 DAC	NEUBE 2022-5A FR	EURIBOR + 9.18%	1/20/2037	EUR	1,111	1,279	(b)
Oaktree CLO 2019-4 Ltd	OAKCL 2019-4A ERR	SOFR + 6.59%	7/20/2037	USD	303	300	(b)
Oaktree CLO 2021-2 Ltd	OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,006	992	(b)
OCP Euro CLO 2020-4 DAC	OCPE 2020-4A FRR	EURIBOR + 8.62%	10/20/2039	EUR	500	565	(b)
OCP Euro Clo 2025-13 DAC	OCPE 2025-13A E	EURIBOR + 5.80%	7/18/2038	EUR	854	985	(b)
Octagon 67 Ltd	OCT67 2023-1A ER	SOFR + 7.41%	7/25/2038	USD	309	314	(b)
Octagon Investment Partners 51 Ltd	OCT51 2021-1A ER	SOFR + 5.65%	7/20/2034	USD	1,149	1,135	(b)
Palmer Square European CLO 2022-2 DAC	PLMER 2022-2A FR	EURIBOR + 8.15%	1/15/2038	EUR	1,067	1,218	(b)
Palmer Square European CLO 2022-2 DAC	PLMER 2022-2A FRR	EURIBOR + 8.59%	1/15/2038	EUR	1,067	1,205	(b)
Palmer Square European CLO 2023-2 DAC	PLMER 2023-2A F	EURIBOR + 8.39%	10/15/2036	EUR	1,039	1,199	(b)
Palmer Square European CLO 2024-1 DAC	PLMER 2024-1A E	EURIBOR + 6.68%	5/15/2037	EUR	301	349	(b)
Parallel 2021-1 Ltd	PARL 2021-1A ER	SOFR + 6.25%	7/15/2034	USD	336	328	(b)
Parallel 2023-1 Ltd	PARL 2023-1A DR	SOFR + 7.25%	7/20/2036	USD	956	961	(b)
Penta CLO 10 DAC	PENTA 2021-10A F	EURIBOR + 8.80%	11/20/2034	EUR	965	1,116	(b)
Penta CLO 12 DAC	PENTA 2022-12A ER	EURIBOR + 7.09%	5/9/2037	EUR	563	658	(b)
Penta CLO 14 DAC	PENTA 2023-14A ER	EURIBOR + 6.35%	10/20/2037	EUR	340	394	(b)
Penta CLO 16 DAC	PENTA 2024-16A E	EURIBOR + 6.79%	10/18/2036	EUR	362	419	(b)
Penta CLO 7 DAC	PENTA 2020-7A FR	EURIBOR + 8.43%	1/25/2039	EUR	990	1,138	(b)
Post CLO 2021-1 LTD	POST 2021-1A ER	SOFR + 5.70%	10/15/2034	USD	1,364	1,372	(b)
Providus Clo X DAC	PRVD 10A E	EURIBOR + 6.74%	11/18/2038	EUR	304	356	(b)
Providus Clo XII DAC	PRVD 12A E	EURIBOR + 5.80%	8/18/2038	EUR	380	438	(b)
Rad CLO 4 Ltd	RAD 2019-4A ER	SOFR + 6.50%	4/25/2032	USD	419	422	(b)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 7.00%	4/25/2037	USD	376	381	(b)
Romark CLO IV Ltd	RMRK 2021-4A D	SOFR + 7.21%	7/10/2034	USD	801	809	(b)
Romark Credit Funding II Ltd	RCF 2021-2A E	7.08%	10/25/2039	USD	1,200	1,144	(b)
Sculptor CLO XXVIII Ltd	SCUL 28A ER	SOFR + 6.30%	1/20/2035	USD	717	714	(b)
Shackleton 2019-XV CLO Ltd	SHACK 2019-15A D1R	SOFR + 3.45%	1/15/2032	USD	367	368	(b)
Silver Point CLO 10 Ltd	SPCLO 2025-10A E	SOFR + 5.80%	7/15/2038	USD	467	470	(b)
Sixth Street CLO XIX Ltd	SIXST 2021-19A E	SOFR + 6.16%	7/20/2034	USD	808	808	(b)
Symphony CLO XXIX Ltd	SYMP 2021-29A ER	SOFR + 5.80%	10/15/2035	USD	615	609	(b)
TCW CLO 2022-1 Ltd	TCW 2022-1A DJR	SOFR + 4.28%	1/20/2038	USD	563	564	(b)
Trestles CLO VIII Ltd	TREST 2025-8A E	SOFR + 5.50%	6/11/2035	USD	445	450	(b)
Trimaran Cavu 2021-1 Ltd	CAVU 2021-1A ER	SOFR + 7.00%	7/23/2037	USD	1,129	1,154	(b)
Trinitas Clo XX Ltd	TRNTS 2022-20A ER	SOFR + 5.75%	7/20/2035	USD	592	580	(b)
Trinitas Euro CLO VI DAC	TRNTE 6A F	EURIBOR + 8.31%	4/15/2037	EUR	1,071	1,234	(b)
Trinitas Euro CLO VII DAC	TRNTE 7A E	EURIBOR + 6.55%	7/25/2037	EUR	264	305	(b)
Voya CLO 2017-3 Ltd	VOYA 2017-3A DRR	SOFR + 5.80%	4/20/2034	USD	2,068	2,054	(b)
Voya CLO 2019-3 Ltd	VOYA 2019-3A ER	SOFR + 6.76%	10/17/2032	USD	280	280	(b)
Voya CLO 2019-4 Ltd	VOYA 2019-4A ER	SOFR + 6.97%	1/15/2035	USD	1,125	1,134	(b)
Voya CLO 2022-1 Ltd	VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	1,647	1,660	(b)
Wilton Park CLO DAC	WILPA 1A ER	EURIBOR + 5.70%	7/15/2038	EUR	475	546	(b)
Wind River 2023-1 CLO Ltd	WINDR 2023-1A ER	SOFR + 6.75%	7/25/2038	USD	734	747	(b)
TOTAL ASSET BACKED SECURITIES (Amortized cost $75,032)						$76,793

Equity & Other Investments - 2.76%

Broadline Retail - 0.40%
Belk Inc	Common Stock			USD	82,904	$2,128	(a) (b) (e)

Construction & Engineering - 0.00%
Yak Access LLC	Common Stock			USD	9,358	1	(a) (e)

Diversified Metals & Mining - 0.45%
Foresight Energy LLC	Common Stock			USD	320,381	2,391	(a) (b) (e)

Hotels, Resorts & Cruise Lines - 0.49%
NCL Corp Ltd	Common Stock			USD	100,444	2,567	(e)

Human Resource & Employment Services - 0.03%
SIRVA Worldwide Inc	Common Stock (Class A)			USD	2,475	-	(a) (b) (e)
SIRVA Worldwide Inc	Common Stock (Class B)			USD	32,077	1	(a) (b) (e)
SIRVA Worldwide Inc	15.250% 08/2030 (Class A)		8/20/2030	USD	569	89	(a) (b) (d) (e)
SIRVA Worldwide Inc	15.250% 08/2030 (Class B)		8/20/2030	USD	287	45	(a) (b) (d) (e)

Leisure Facilities - 1.32%
Aimbridge Acquisition Co Inc	Common Stock			USD	104,732	6,946	(a) (b) (e)

Oil & Gas Equipment & Services - 0.02%
Proserv Group Parent LLC	Preferred Stock			USD	36,249	79	(b) (e)

Health Care Facilities - 0.06%
Quorum Health Corp	Trade Claim			USD	3,964,000	327	(b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $20,259)						$14,574

TOTAL INVESTMENTS (Cost $761,492)						$754,867

Money Market Funds - 4.96%
U.S. Government Securities - 4.96%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	Class IN			USD	26,142,338	$26,142	(g)
TOTAL MONEY MARKET FUNDS (Cost $26,142)						$26,142

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $787,635) - 148.06%						$781,009
LIABILITIES EXCEEDING OTHER ASSETS, NET - (48.06%)						(253,529)
NET ASSETS - 100.00%						$527,480

TL	Term loan.
DD	Delayed draw term loan.
1L	First lien.
2L	Second lien.
EURIBOR	Euro Interbank Offered Rate as of July 31, 2025 was 1.89%.
SOFR	Secured Overnight Financing Rate as of July 31, 2025 was 4.35%.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(g)	The money market fund's average 7-day yield as of July 31, 2025 was 4.22%.
(h)	Investment is an unfunded or partially funded commitment.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
Zayo Group LLC	TL 1L B 03/20	6,116	$5,640	$5,920	3/19/2025	1.12%
Innovative XCessories & Services LLC	TL 1L 02/20	12,559	12,353	12,282	2/27/2020	2.33%
Accuride Corp	TL 1L 03/25	2,305	3,071	5,353	3/7/2025	1.01%
Quimper AB	TL 1L B 11/24	857	885	984	1/13/2025	0.19%
Foresight Energy LLC	TL 1L A 06/20	2,104	2,104	2,076	6/30/2020	0.39%
Brock Group LLC/The	TL 1L B 04/24	7,895	7,892	7,678	4/26/2024	1.46%
IntraFi Network LLC	TL 1L B 01/25	543	546	545	12/12/2024	0.10%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	7,917	7,917	6,825	4/23/2021	1.29%
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 PIK	1,201	1,201	1,222	9/26/2022	0.23%
ScionHealth	TL 1L B 12/21	1,685	1,612	672	12/17/2021	0.13%
SIRVA Worldwide Inc	TL 1L 08/24	302	302	302	8/20/2024	0.06%
SIRVA Worldwide Inc	TL 1L 08/24	1,319	1,312	1,319	8/20/2024	0.25%
SIRVA Worldwide Inc	TL 1L DD 08/24	749	466	474	8/22/2024	0.09%
Vantage Specialty Chemicals Inc	TL 1L B 02/23	11,192	10,975	10,912	3/13/2023	2.07%

High Yield Securities
Zayo Group LLC	4.000% 03/2027	4,167	3,871	3,968	10/17/2023	0.75%
Eni SpA	5.950% 05/2054	289	286	279	2/7/2025	0.05%

Equity & Other Investments
Belk Inc	Common Stock	82,904	1,362	2,128	7/22/2024	0.40%
Yak Access LLC	Common Stock	9,358	-	1	3/10/2023	0.00%
Foresight Energy LLC	Common Stock	320,381	3,666	2,391	6/30/2020	0.45%
SIRVA Worldwide Inc	Common Stock (Class A)	2,475	7	-	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class B)	32,077	37	1	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Class A)	569	578	89	8/20/2024	0.02%
SIRVA Worldwide Inc	15.250% 08/2030 (Class B)	287	128	45	8/20/2024	0.01%
Aimbridge Acquisition Co Inc	Common Stock	104,732	10,612	6,946	3/11/2025	1.32%
Total			$76,823	$72,412